FINANCE EXPENSE - NET (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Finance expense:
Long-term debt (other than lease liabilities)	$ 156.0	$ 160.4
Lease liabilities	43.1	26.8
Other	42.8	42.3
Borrowing costs capitalized	(5.2)	(7.0)
Finance expense	236.7	222.5
Finance income:
Loans and investment in finance leases	(13.8)	(11.0)
Other	(7.4)	(6.5)
Finance income	(21.2)	(17.5)
Finance expense – net	$ 215.5	$ 205.0